Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remuneration For Non Executive Directors (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)
Tomas Alfaro Drake | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	€ 129
Tomas Alfaro Drake | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Tomas Alfaro Drake | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	18
Tomas Alfaro Drake | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Tomas Alfaro Drake | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43
Tomas Alfaro Drake | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	25
Tomas Alfaro Drake | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43
Tomas Alfaro Drake | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	258
Jose Miguel Andres Torrecillas | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Jose Miguel Andres Torrecillas | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Miguel Andres Torrecillas | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	179
Jose Miguel Andres Torrecillas | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107
Jose Miguel Andres Torrecillas | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Miguel Andres Torrecillas | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	71
Jose Miguel Andres Torrecillas | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Miguel Andres Torrecillas | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	485
Jaime Felix Caruana Lacorte [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	75	[1]
Jaime Felix Caruana Lacorte [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	83	[1]
Jaime Felix Caruana Lacorte [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Jaime Felix Caruana Lacorte [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	53	[1]
Jaime Felix Caruana Lacorte [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Jaime Felix Caruana Lacorte [Member] | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Jaime Felix Caruana Lacorte [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	25	[1]
Jaime Felix Caruana Lacorte [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	237	[1]
Belen Garijo Lopez | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Belen Garijo Lopez | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	71
Belen Garijo Lopez | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107
Belen Garijo Lopez | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	20
Belen Garijo Lopez | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	328
Sunir Kumar Kapoor | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Sunir Kumar Kapoor | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43
Sunir Kumar Kapoor | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	172
Carlos Loring Martinez de Irujo | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Carlos Loring Martinez de Irujo | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	167
Carlos Loring Martinez de Irujo | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Carlos Loring Martinez de Irujo | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107
Carlos Loring Martinez de Irujo | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43
Carlos Loring Martinez de Irujo | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Carlos Loring Martinez de Irujo | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Carlos Loring Martinez de Irujo | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	445
Lourdes Maiz Carro | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Lourdes Maiz Carro | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	71
Lourdes Maiz Carro | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43
Lourdes Maiz Carro | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	41
Lourdes Maiz Carro | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	284
Jose Maldonado Ramos | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Jose Maldonado Ramos | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	167
Jose Maldonado Ramos | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	53
Jose Maldonado Ramos | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	41
Jose Maldonado Ramos | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	390
Ana Peralta Moreno [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	86	[2]
Ana Peralta Moreno [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Ana Peralta Moreno [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	36	[2]
Ana Peralta Moreno [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Ana Peralta Moreno [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21	[2]
Ana Peralta Moreno [Member] | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Ana Peralta Moreno [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Ana Peralta Moreno [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	143	[2]
Juan Pi Llorens | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Juan Pi Llorens | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Juan Pi Llorens | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	71
Juan Pi Llorens | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	214
Juan Pi Llorens | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Juan Pi Llorens | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Juan Pi Llorens | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43
Juan Pi Llorens | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	457
Susana Rodriguez Vidarte | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Susana Rodriguez Vidarte | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	167
Susana Rodriguez Vidarte | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Susana Rodriguez Vidarte | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107
Susana Rodriguez Vidarte | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Susana Rodriguez Vidarte | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	41
Susana Rodriguez Vidarte | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Susana Rodriguez Vidarte | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	443
Jan Verplancke [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107	[3]
Jan Verplancke [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[3]
Jan Verplancke [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[3]
Jan Verplancke [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[3]
Jan Verplancke [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[3]
Jan Verplancke [Member] | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[3]
Jan Verplancke [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	25	[3]
Jan Verplancke [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	132	[3]
Total remuneration for non executive directors | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	1,427	[4]
Total remuneration for non executive directors | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	584	[4]
Total remuneration for non executive directors | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	446	[4]
Total remuneration for non executive directors | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	642	[4]
Total remuneration for non executive directors | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	257	[4]
Total remuneration for non executive directors | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	239	[4]
Total remuneration for non executive directors | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	179	[4]
Total remuneration for non executive directors | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	€ 3,773	[4]

[1]

(1) D irectors appointed by the General Meeting held on 16 March 2018. This includes the remunerations paid for membership of the various Board Committees throughout the 2018 financial year. The composition of these Committees was modified on 27 June 2018. Remunerations paid in accordance with the date of acceptance of said appointment.

[2]

(1) D irectors appointed by the General Meeting held on 16 March 2018. This includes the remunerations paid for membership of the various Board Committees throughout the 2018 financial year. The composition of these Committees was modified on 27 June 2018. Remunerations paid in accordance with the date of acceptance of said appointment.

[3]

(1) D irectors appointed by the General Meeting held on 16 March 2018. This includes the remunerations paid for membership of the various Board Committees throughout the 2018 financial year. The composition of these Committees was modified on 27 June 2018. Remunerations paid in accordance with the date of acceptance of said appointment.

[4]

(2) I n addition, J osé Antonio Fernández Rivero, who stepped down as director on 16 March 2018, received a total of €95 thousand in 2018, for his membership of the Board and of a number of Board Committees.